Research and development expenses	12 Months Ended
Dec. 31, 2019
Research and development expenses
Research and development expenses

14.Research and development expenses

	December 31,	December 31,	December 31,
	2019	2018	2017
Labour	$5,834,938	$3,581,970	$1,971,945
Materials	4,311,686	3,393,295	2,763,355
Government grants	(632,104)	(1,409,229)	(304,914)
	$9,514,520	$5,566,036	$4,430,386